Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	¥ 16,839,750			$ 2,330,503	¥ 87,811,272
Restricted cash	417,565			57,788	48,112
Impairment of long-lived assets
Advance from cusromers	106,012,404			$ 14,671,373	¥ 124,469,097
Advance from customers as revenue	20,684,360		361,192,225
Inventory write-down	73,273,361	$ 10,140,519
Advertising and promotion cost	¥ 1,051,572		3,212,940
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Translations of amounts	1			1
China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Translations of amounts	7.2258			7.2258
Shipping and Handling [Member]
Summary of Significant Accounting Policies [Line Items]
Selling and marketing expenses	¥ 1,795,735		¥ 2,891,328